Note 3 - Assets Measured at Fair Value (Details) - Fair Value, Measurements, Recurring [Member]	Jun. 30, 2016 USD ($)
Reported Value Measurement [Member]
Derivative warrant liabilities	$ 515,819
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative warrant liabilities
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative warrant liabilities
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative warrant liabilities	515,819
Estimate of Fair Value Measurement [Member]
Derivative warrant liabilities	$ 515,819